Inventories (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Schedule Of Inventories
Write-downs (reversals of write-downs) of inventories	$ 218	$ 225
Direct Manufacturing Costs Materials Expensed Amount	$ 41,390	$ 29,250